Equity Investment in OCHL (Details Textual) - USD ($)		8 Months Ended	12 Months Ended
	Apr. 28, 2014	Nov. 24, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Mar. 31, 2015
Percentage of equity method ownership					4.02%
Equity method investment		$ 5,022,347		$ 4,889,515		$ 4,478,962
Due to affiliate				213,331
Sale of equity investment		$ 2,182,274
Gain (Loss) on Sale of Investments			$ (2,790,073)
Loss on impairment of note receivable			$ 213,331
JJAT Corp. [Member]
Number of shares issued	58,000,000
Equity method investment	$ 4,200,000
Obar Camden Holdings Limited [Member]
Percentage of equity method ownership	50.00%
Equity method investment aggregate cost	$ 494,750